Significant accounting policies - Impact of Transition to IFRS 9 on Equity (Details) SEK in Millions	12 Months Ended
Dec. 31, 2017 SEK
Significant accounting policies
Total impact of transition to IFRS 9 on group's equity	SEK 14
Minimum number of calendar days past due	90 days